Schedule of Investments
August 30, 2024 (unaudited)
Towpath Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 84.94%

Apparel & Other Finished Products of Fabrics & Similar Material - 1.05%
Carter's, Inc.	5,900	388,810

Beverages - 1.60%
The Coca-Cola Co.	8,100	587,007

Biological Products (No Diagnostic Substances) - 4.23%
Amgen, Inc.	2,920	974,784
Gilead Sciences, Inc.	7,300	576,700

		1,551,484

Biotech & Pharma - 0.28%
Sanofi ADR	1,800	101,268

Computer & Office Equipment - 2.09%
HP, Inc.	21,220	767,740

Crude Petroleum & Natural Gas - 4.59%
Shell PLC ADR	23,500	1,684,010

Drug Manufacturers - Specialty & Generic - 1.54%
Johnson & Johnson	3,400	563,924

Footwear (No Rubber) - 1.01%
Steven Madden Ltd.	8,200	369,820

Health Information Services - 0.91%
Solventum Corp. (2)	5,203	333,564

Leather & Leather Products- 1.83%
Tapestry, Inc.	16,400	671,908

Metal Mining - 2.17%
BHP Group Ltd. ADR (2)	7,400	407,962
Rio Tinto Group plc ADR	6,100	385,947

		793,909

Motor Vehicle Parts & Accessories - 2.12%
Gentex Corp.	24,820	777,611

National Commercial Banks - 2.86%
Bank of America Corp.	25,770	1,050,128

Petroleum Refining - 2.81%
Valero Energy Corp.	7,030	1,031,512

Pharmaceutical Preparations - 12.71%
Bristol Myers Squibb Co.	13,540	676,323
GlaxoSmithKline Pharma Ltd.	23,464	1,030,304
Haleon plc ADR	22,580	229,864
Novartis AG ADR (2)	11,800	1,426,502
Prestige Consumer Healthcare, Inc. (2)	17,366	1,296,198

		4,659,192

Retail-Apparel and Accessory Stores - 0.96%
Torrid Holdings, Inc. (2)	53,221	351,259

Retail-Catalog & Mail-Order Houses - 1.04%
Amazon.com, Inc. (2)	2,140	381,990

Retail-Family Clothing Stores - 1.81%
Ross Stores, Inc.	4,400	662,684

Retail-Furniture Stores - 0.28%
Haverty Furniture Companies, Inc.	3,700	101,380

Retail-Grocery Stores - 2.19%
The Kroger Co.	15,100	803,471

Security Brokers, Dealers & Flotation Companies - 2.65%
The Charles Schwab Corp.	14,940	972,594

Services-Business Services - 2.28%
eBay, Inc.	14,140	835,674

Services-Computer Programming, Data Processing, Etc. - 7.93%
Alphabet, Inc. Class A	17,800	2,908,164

Services-Medical Laboratories - 2.14%
Quest Diagnostics, Inc.	5,000	784,850

Services - Prepackaged Software - 3.09%
Adobe, Inc. (2)	400	229,764
Check Point Software Technologies Ltd. (Israel) (2)	4,700	904,750

		1,134,514

Ship & Boat Building & Repairing - 1.39%
Huntington Ingalls Industries, Inc.	1,800	508,986

State Commercial Banks - 5.07%
Bank of New York Mellon Corp. (2)	27,230	1,857,631

Transportation Services - 2.60%
Booking Holdings, Inc.	244	953,852

Wholesale-Drugs Proprietaries & Druggists' Sundries - 9.11%
Cencora, Inc.	6,090	1,458,981
McKesson Corp.	3,350	1,879,618

		3,338,599

Wholesale-Electronic Parts & Equipment, NEC - 0.58%
Ituran Location & Control Ltd.	7,571	213,881

Total Common Stock	(Cost $ 21,174,902)	31,141,414

Money Market Fund - 14.96%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 4.92% (3)	5,483,518	5,483,518

Total Money Market Fund	(Cost $ 5,483,518)	5,483,518

Total Investments - 99.90%	(Cost $ 26,658,419)	36,624,931

Other Assets Less Liabilities 0.10%		35,433

Total Net Assets - 100.00%		36,660,364

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$36,624,931	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$36,624,931	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at August 30, 2024.